Equity - Share Repurchase Program (Details) - USD ($) shares in Thousands	4 Months Ended	12 Months Ended			23 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jul. 12, 2021	May 06, 2019	Jan. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares		$ (99,987,000)	$ (63,995,000)	$ (74,450,000)
Seventh Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						$ 100,000,000
Treasury shares repurchased (in shares)	1,900
Purchase of treasury shares	$ (100,000,000)
Sixth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares							$ 100,000,000
Treasury shares repurchased (in shares)			1,300
Purchase of treasury shares			$ (64,000,000)
Fifth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares								$ 200,000,000
Treasury shares repurchased (in shares)				2,000	4,900
Purchase of treasury shares				$ (74,500,000)	$ (179,100,000)
Treasury Shares
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased (in shares)		1,891	1,346	1,987
Purchase of treasury shares		$ (99,987,000)	$ (63,995,000)	$ (74,450,000)